Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Going concern
Accumulated deficit	¥ (4,313,637)		¥ (3,142,472)		$ (676,904)
Net income/(loss)	(1,202,997)	$ (188,775)	(221,375)	¥ (510,387)
Net cash used in operating activities	(60,618)	(9,513)	(324,995)	118,511
Cash and cash equivalents	492,107		843,448		$ 77,222
Equity method investments
Impairment loss	187,329
Impairment of Long-lived Assets other than goodwill
Impairment loss for non-current assets	¥ 11,543	$ 1,811
Value added taxes
Vat rate	6.00%	6.00%
Revenue
Revenue	¥ 942,380	$ 147,880	2,451,287	3,599,436
Employee Benefits
Employee social insurance benefits	39,173		29,488	54,958
Leases
Capital leases	¥ 0		0
Segment Reporting
Operating segments | segment	1	1
Statutory Reserves
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%	50.00%
Minimum percentage of after-tax profits appropriated to the statutory surplus fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the statutory surplus fund	50.00%	50.00%
Appropriation to the general reserve fund	¥ 0		0	0
Appropriation to statutory surplus fund	0		879	0
Appropriation to the discretionary funds	0		0	0
Recent Accounting Pronouncements
Future minimum lease commitments under non-cancellable operating lease	32,651
Goodwill impairment	31,188	$ 4,894
Franchise Income
Revenue
Revenue	14,208		16,694	¥ 22,560
Parking space transaction services
Revenue
Revenue	¥ 0		¥ 184,322